Revenue Recognition - Trade Allowance for Credit Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Roll forward of notes and accounts receivable - trade allowance for credit losses
Allowance for Credit Loss, Beginning Balance	$ 260	$ 235
Additions / (Releases)	(15)	63
Write-offs	(28)	(39)
Other	1	1
Allowance for Credit Loss, Ending Balance	$ 218	$ 260